Restructuring (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The following tables summarize restructuring charges incurred under this program:

(In millions)	Year Ended December 31, 2020
Termination charges:
Direct vehicle and operating	$25
Selling, general and administrative	12
Total	$37

(In millions)	Year Ended December 31, 2020
Termination charges:
Americas RAC Segment	$34
Corporate operations	3
Total	$37

The tables above do not include pension-related settlement charges incurred during the year ended December 31, 2020. See Note 8, "Employee Retirement Benefits."

The following table summarizes the activity affecting the restructuring accrual, which is recorded in accrued liabilities or was reclassified to liabilities subject to compromise in the accompanying consolidated balance sheet, during the year ended December 31, 2020.

(In millions)	Termination Benefits
Balance as of December 31, 2019	$1
Charges incurred	37
Cash payments	(29)
Liabilities subject to compromise(1)	(7)
Other	(2)
Balance as of December 31, 2020	$—
(1) As a result of filing the Chapter 11 Cases, as disclosed in Note 1, "Background," the Company classified $7 million of restructuring charges as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020. See Note 19, "Liabilities Subject to Compromise.